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                                  ARMADA FUNDS
                                 (THE "TRUST")

              SUPPLEMENT DATED JUNE 29, 1998 TO THE EQUITY SERIES
                       PROSPECTUS DATED DECEMBER 23, 1997
                         (AS SUPPLEMENTED MAY 1, 1998)

          RETAIL, INSTITUTIONAL, AND B SHARES OF THE FOLLOWING FUNDS:

CORE EQUITY FUND

Effective June 29, 1998, shareholders of the Core Equity Fund (the "Fund") approved a new Investment Advisory Agreement between the Trust and National City Bank and a new Sub-Advisory Agreement between the Trust and National Asset Management Corporation, which until such date served as investment adviser to the Fund. Additional information on National City Bank and National Asset Management Corporation may be found under "Management of the Trust" beginning on Page 34 of the Prospectus and in the Statement of Additional Information, both dated December 23, 1997.

EQUITY GROWTH FUND

The Equity Growth Fund is managed by the Equity Growth Team of National City's Asset Management Group. No single person is primarily responsible for making recommendations to the Equity Growth Team.

EQUITY INCOME FUND

The Equity Income Fund is managed by the Equity Value Team of National City's Asset Management Group. No single person is primarily responsible for making recommendations to the Equity Value Team.

INTERNATIONAL EQUITY FUND

The International Equity Fund is managed by the International Equity Team of National City's Asset Management Group. No single person is primarily responsible for making recommendations to the International Equity Team.
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                                  ARMADA FUNDS
                                 (THE "TRUST")

         SUPPLEMENT DATED JUNE 29, 1998 TO THE INCOME SERIES PROSPECTUS
                            DATED DECEMBER 23, 1997
                         (AS SUPPLEMENTED MAY 1, 1998)

 RETAIL, INSTITUTIONAL, AND B SHARES OF THE TOTAL RETURN ADVANTAGE AND ENHANCED
                           INCOME FUNDS (THE "FUNDS")

Effective June 29, 1998, shareholders of the Funds approved a new Investment Advisory Agreement between the Trust and National City Bank and shareholders of the Total Return Advantage Fund approved a new Sub-Advisory Agreement between the Trust and National Asset Management Corporation, which until such date served as investment adviser to the Funds. Additional information on National City Bank and National Asset Management Corporation may be found under "Management of the Trust" beginning on Page 38 of the Prospectus and in the Statement of Additional Information, both dated December 23, 1997.